Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Computed expected income tax expense (benefit)	$ (967,185)	$ 169,389	$ (32,759)
Tax rate differential benefit from tax holiday	180,996	(246,999)	287,080
Permanent differences	(203,842)	(1,376,474)	(5,566,907)
Tax effect of deductible temporary differences not recognized	333,891	(170,685)	143,948
Non-deductible tax loss	381,660	423,538	4,098,295
Income tax (benefit)	$ (274,480)	$ (1,201,231)	$ (1,070,343)